GUIDESTONE FUNDS
Supplement dated December 21, 2021
to
Prospectus dated May 1, 2021
This supplement provides new information beyond that contained in the Prospectus. It should be retained and read in conjunction with the Prospectus.
I.  PRINCIPAL INVESTMENT STRATEGIES CHANGE FOR THE
DEFENSIVE MARKET STRATEGIES ® FUND
Under the heading “Principal Investment Strategies” for the Defensive Market Strategies ® Fund on page 103, the second bullet is deleted in its entirety and replaced with the following:
•
The principal strategies, and the range of assets that will generally be allocated to each, are as follows:
Principal Strategy	Range of Assets
Long Only Equity	20%-80%
Convertible Bond	0%-50%
Long-Short Equity	0%-35%
Options Equity	0%-70%
II.  PORTFOLIO MANAGER UPDATES FOR THE EQUITY INDEX FUND AND
INTERNATIONAL EQUITY INDEX FUND
Effective in December 2021, Shaun Murphy, CFA, will no longer serve as a portfolio manager for Legal & General Investment Management America, Inc. (“LGIMA”). All references to Mr. Murphy are deleted in their entirety.
In the section “Sub-Advisers and Portfolio Managers” for the Equity Index Fund (“EIF”), on page 122, the disclosure for LGIMA is deleted in its entirety and replaced with the following:

Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Index Solutions	Since August 2021
Aodhagán Byrne, CFA Senior Portfolio Manager	Since June 2016
Joe LaPorta Portfolio Manager	Since June 2016
Michael O’Connor Senior Portfolio Manager	Since October 2016
Craig Parker, CFA Portfolio Manager	Since January 2020
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In the section “Sub-Advisers and Portfolio Managers” for the International Equity Index Fund (“IEIF”), on page 148, the disclosure for LGIMA is deleted in its entirety and replaced with the following:

Legal & General Investment Management America, Inc.
David Barron, CFA, CAIA Head of U.S. Index Solutions	Since August 2021
Aodhagán Byrne, CFA Senior Portfolio Manager	Since June 2016
Joe LaPorta Portfolio Manager	Since June 2016
Michael O’Connor Senior Portfolio Manager	Since October 2016
Craig Parker, CFA Portfolio Manager	Since January 2020
In the section “Sub-Advisers” for the EIF, on page 198, the disclosure pertaining to LGIMA is deleted in its entirety and replaced with the following:
Legal & General Investment Management America, Inc. (“LGIMA”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIMA was founded in 2006 and is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc. that offers a range of strategies including indexed solutions. As of September 30, 2021, the firm had assets under management of approximately $261.8 billion. LGIMA uses a team approach to manage an assigned portion of the Equity Index Fund. The team consists of David Barron, CFA, CAIA, Head of U.S. Index Solutions, Aodhagán Byrne, CFA, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, Joe LaPorta, Portfolio Manager, and Craig Parker, CFA, Portfolio Manager. Mr. Barron leads the North American equity portfolios team, has been with the firm since 2015 and assumed his current role in 2021. Mr. Byrne serves as the back-up lead portfolio manager for North American equity mandates and joined the firm in 2014. Mr. O’Connor serves as the back-up portfolio manager for North American equity mandates and joined the firm in 2016. Mr. LaPorta serves as the back-up portfolio manager for North American equity mandates, has been with the firm since 2015 and transitioned from serving as a trader to a portfolio manager in 2017. Mr. Parker serves as the back-up portfolio manager for North American equity mandates, has been with the firm since 2014 and transitioned from serving as an operational risk analyst to the portfolio management team in 2018.
In the section “Sub-Advisers” for the IEIF, on page 202, the disclosure pertaining to LGIMA is deleted in its entirety and replaced with the following:
Legal & General Investment Management America, Inc. (“LGIMA”), 71 South Wacker Drive, Suite 800, Chicago, Illinois 60606: LGIMA was founded in 2006 and is a wholly owned subsidiary of Legal & General Investment Management United States (Holdings), Inc. that offers a range of strategies including indexed solutions. As of September 30, 2021, the firm had assets under management of approximately $261.8 billion. LGIMA uses a team approach to manage an assigned portion of the International Equity Index Fund. The team consists of David Barron, CFA, CAIA, Head of U.S. Index Solutions, Aodhagán Byrne, CFA, Senior Portfolio Manager, Michael O’Connor, Senior Portfolio Manager, Joe LaPorta, Portfolio Manager, and Craig Parker, CFA, Portfolio Manager. Mr. Barron leads the International equity portfolios team, has been with the firm since 2015 and assumed his current role in 2021. Mr. Byrne serves as the back-up lead portfolio manager for International equity mandates and joined the firm in 2014. Mr. O’Connor serves as the back-up portfolio manager for International equity mandates and joined the firm in 2016. Mr. LaPorta serves as the back-up portfolio manager for International equity mandates, has been with the firm since 2015 and transitioned from serving as a trader to a portfolio manager in 2017. Mr. Parker serves as the back-up portfolio manager for International equity mandates, has been with the firm since 2014 and transitioned from serving as an operational risk analyst to the portfolio management team in 2018.
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III.  UPDATE TO SERVICE PROVIDERS
Effective July 2021, the principal business address for BNY Mellon Investment Servicing (US) Inc. changed to 103 Bellevue Parkway, Wilmington, Delaware 19809. Any reference to the prior principal business address is deleted in its entirety and replaced with the foregoing.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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GUIDESTONE FUNDS
Supplement dated December 21, 2021
to
Statement of Additional Information (“SAI”) dated May 1, 2021
This supplement provides new information beyond that contained in the SAI. It should be retained and read in conjunction with the SAI.
I.  UPDATE TO OTHER SERVICE PROVIDERS
Effective July 2021, the principal business address of BNY Mellon Investment Servicing (US) Inc. changed.
Under the heading “Other Service Providers,” the Transfer Agency Services section, on page 114, is deleted in its entirety and replaced with the following:
Transfer Agency Services. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), which has its principal business address at 103 Bellevue Parkway, Wilmington, DE 19809, provides transfer agency and dividend disbursing agent services for the Funds. As part of these services, BNY Mellon maintains records pertaining to the sale, redemption and transfer of Fund shares and distributes each Fund’s cash distributions to shareholders.
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II.  CHANGES TO OTHER ACCOUNTS MANAGED
Effective in December 2021, Shaun Murphy, CFA, of Legal & General Investment Management America, Inc. will no longer serve as a portfolio manager to the EIF and IEIF. All references to Mr. Murphy are deleted in their entirety.
The Other Accounts Managed table, beginning on page 78, is amended as follows to update portfolio manager changes. The information is current as of September 30, 2021.
Sub-Advisers Portfolio Managers	Total number of other accounts managed by Portfolio Manager(s) within each category below and the total assets in the accounts managed within each category below.
For other accounts managed by Portfolio Manager(s) within each category below, number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)	Number of Accounts	Total Assets ($mm)
Legal & General Investment Management America, Inc.*	N/A	N/A	29	$ 31,519	24	$ 88,631	N/A	N/A	N/A	N/A	N/A	N/A
David Barron, CFA, CAIA
Aodhagán Byrne, CFA
Joe LaPorta
Michael O’Connor
Craig Parker, CFA
*
The Adviser or Sub-Adviser utilizes a team-based approach to portfolio management, and each of the portfolio managers listed are jointly and primarily responsible for the day-to-day management of a portion of the accounts listed in each category.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
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